12. Trade receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	$ 7,587,906	$ 8,385,237
Sales of electricity - Billed
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	4,622,701	4,359,990
Sales of electricity - Unbilled
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	3,735,956	4,404,135
Framework Agreement
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	10,377	230,953
Fee payable for the expansion of the transportation and others
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	22,969	33,952
Receivables in litigation
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	97,158	33,736
Allowance for the impairment of trade receivables
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	$ (901,255)	$ (677,529)